OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2019
OTHER INCOME
Schedule of other income

($ millions)	2019	2018

Risk management and trading activities(1)	155	255

(Losses) gains on valuation of inventory held for trading purposes	(7)	13

Investment and interest income	89	34

Insurance proceeds(2)	431	120

Other	(23)	22

	645	444

(1)	Includes fair value changes related to derivative contracts in the Oil Sands, Exploration and Production, and Refining and Marketing segments.
(2)

2019 includes insurance proceeds for Libyan assets within the Exploration and Production segment (note 34). 2019 and 2018 include business interruption and property damage insurance proceeds for Syncrude within the Oil Sands segment.